Note 21 - Segment Information (Details) - Summary of Operating Segment Net Sales and Operating Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Operating Segment Net Sales	$ 63,591	$ 73,785	$ 97,666
Operating Segment Operating Income (Loss)	(16,823)	(20,541)	(27,970)
Integrated Circuit Group [Member]
Segment Reporting Information [Line Items]
Operating Segment Net Sales	63,591	73,785	97,666
Operating Segment Operating Income (Loss)	(16,823)	(20,541)	(27,970)
Network Security Group [Member]
Segment Reporting Information [Line Items]
Operating Segment Net Sales			825
Operating Segment Operating Income (Loss)		$ (6)	$ 767